Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 ADS USD ($)	Mar. 31, 2012 ADS INR	Mar. 31, 2011 ADS INR	Mar. 31, 2010 ADS INR
Earnings Per Share Disclosure [Line Items]
Basic earnings per share	$ 0.42	21.30	17.84	11.26
Effect of potential equity shares for stock options outstanding	$ 0.01	0.18	0.25	0.14	$ 0.01	0.54	0.75	0.42
Diluted earnings per share	$ 0.41	21.12	17.59	11.12
Basic earnings per ADS	$ 1.26	63.90	53.52	33.78
Diluted earnings per ADS	$ 1.23	63.36	52.77	33.36